Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 96,158	$ 96,158
Less: Impairment charges	30,142
Accumulated amortization	51,574	41,667
Amortized balance of intangible assets, gross	14,442	54,491
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	65,095	65,095
Customer Relation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 31,063	$ 31,063